UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    BlackRock (Netherlands) B.V.
Address: Beukenlaan 143c
         Eindhoven, The Netherlands 5616 VD


13F File Number: 028-12198


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew J. Fitzgerald
Title: Attorney-In-Fact*
Phone: 415-670-2000

Signature, Place and Date of Signing:



________________________________________________________________________________
/s/ Matthew J. Fitzgerald     San Francisco, CA. 94105    April 18, 2011

Signed pursuant to Power Of Attorney dated
February 12, 2010, included as Exhibit to this Form 13F-NT filed with the Securities and Exchange Commission by BlackRock (Netherlands) B.V.


Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-05115          BlackRock Group Limited